UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 12/31/2012
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Silver Point Capital, L.P.

Address:   Two Greenwich Plaza
           Greenwich, CT 06830


Form 13F File Number: 028-11466


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Frederick H. Fogel
Title:  Authorized Signatory
Phone:  (203) 542-4000

Signature,  Place,  and  Date  of  Signing:

/s/ Frederick H. Fogel             Greenwich, CT                      2/14/2013
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              19

Form 13F Information Table Value Total:  $    1,082,316
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

          COLUMN 1              COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5        COLUMN 6  COLUMN 7        COLUMN 8
---------------------------- -------------- --------- -------- ------------------- ---------- -------- ----------------------
                                                       VALUE    SHRS OR   SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT   PRN CALL DISCRETION MANAGERS    SOLE    SHARED NONE
---------------------------- -------------- --------- -------- ---------- --- ---- ---------- -------- ---------- ------ ----
AMERICAN INTL GROUP INC      COM NEW        026874784  366,679 10,387,500 SH       DEFINED             10,387,500      0    0
CITIGROUP INC                COM NEW        172967424   49,450  1,250,000 SH       DEFINED              1,250,000      0    0
DANA HLDG CORP               COM            235825205   42,337  2,712,164 SH       DEFINED              2,712,164      0    0
DELPHI AUTOMOTIVE PLC        SHS            G27823106  422,812 11,053,920 SH       DEFINED             11,053,920      0    0
E TRADE FINANCIAL CORP       COM NEW        269246401   30,654  3,425,000 SH       DEFINED              3,425,000      0    0
GRACE W R & CO DEL NEW       COM            38388F108   13,446    200,000 SH       DEFINED                200,000      0    0
GRAY TELEVISION INC          COM            389375106    1,430    650,000 SH       DEFINED                650,000      0    0
LEAR CORP                    COM NEW        521865204    4,684    100,000 SH       DEFINED                100,000      0    0
LYONDELLBASELL INDUSTRIES N  SHS - A -      N53745100   16,556    290,000 SH       DEFINED                290,000      0    0
MEDIA GEN INC                CL A           584404107    1,613    375,000 SH       DEFINED                375,000      0    0
NEXSTAR BROADCASTING GROUP I CL A           65336K103   16,584  1,566,000 SH       DEFINED              1,566,000      0    0
OWENS CORNING NEW            COM            690742101    5,549    150,000 SH       DEFINED                150,000      0    0
SPDR S&P 500 ETF TR          CALL           78462F903    1,954     13,000     CALL                         13,000      0    0
SPDR S&P 500 ETF TR          PUT            78462F953      630     10,000     PUT                          10,000      0    0
SUNCOKE ENERGY INC           COM            86722A103    9,552    612,683 SH       DEFINED                612,683      0    0
TORCH ENERGY ROYALTY TRUST   UNIT BEN INT   891013104    3,615  5,365,261 SH       DEFINED              5,365,261      0    0
TRW AUTOMOTIVE HLDGS CORP    COM            87264S106    4,021     75,000 SH       DEFINED                 75,000      0    0
VISTEON CORP                 COM NEW        92839U206   74,193  1,378,540 SH       DEFINED              1,378,540      0    0
VONAGE HLDGS CORP            COM            92886T201   16,558  6,986,900 SH       DEFINED              6,986,900      0    0


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